Stock-Based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Period $ / shares shares	Dec. 31, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock reserved for issuance	2,420,795	695,733
Weighted average fair value of stock options granted to employees | $ / shares	$ 6.26
Options outstanding, Aggregate Intrinsic Value | $	$ 0
Options exercisable, Aggregate Intrinsic Value | $	0
Excess tax benefit from stock-based awards | $	$ 0
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock reserved for issuance	1,527,770
Common stock reserved for issuance, description	Initially, a total of 1,527,770 shares of the Company’s common stock were reserved for issuance pursuant to the 2014 Plan, which number is also the limit on shares of common stock available for awards of incentive stock options. The number of shares available for issuance under the 2014 Plan will, unless otherwise determined by the Company’s Board of Directors or the Compensation Committee, be automatically increased on January 1st of each year commencing on January 1, 2016 and ending on (and including) January 1, 2024, in an amount equal to 3.5% of the total number of shares of the Company’s common stock outstanding on December 31st of the preceding calendar year.
Percentage of common stock outstanding to increase shares reserved for issuance	3.50%
ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock reserved for issuance	458,331
Common stock reserved for issuance, description	The number of shares available for issuance under the ESPP will, unless otherwise determined by the Company's Board of Directors or the Compensation Committee, be automatically increased on January 1st of each year commencing on January 1, 2016 and ending on (and including) January 1, 2024, in an amount equal to 1% of the total number of shares of the Company's common stock outstanding on December 31st of the preceding calendar year.
Percentage of common stock outstanding to increase shares reserved for issuance	1.00%
Duration of employee stock purchase plan as determined by the compensation committee	24 months
Duration for offering period, employee stock purchase plan	6 months
Employee stock purchase plan, number of purchase periods | Period	4
Maximum duration for purchase under employee stock purchase plan	1 year
Maximum duration of employee stock purchase plan	27 months
Percentage of purchase of common stock	85.00%
Percentage of common stock on the date of purchase	85.00%
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock reserved for issuance	458,331